Net fee income	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Net fee income

2	Net fee income

Net fee income by global business
	2018						2017	2016
	Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total	Total	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Funds under management	1,383	134	421	284	(1)	2,221	2,188	2,076
Account services	991	748	332	106	—	2,177	2,244	2,417
Cards	1,575	370	16	—	(5)	1,956	1,994	1,970
Credit facilities	71	824	813	16	(1)	1,723	1,718	1,795
Broking income	494	44	533	139	—	1,210	1,191	1,060
Unit trusts	937	25	3	73	—	1,038	1,010	863
Remittances	96	357	320	5	—	778	759	766
Global custody	100	18	584	35	(1)	736	692	662
Underwriting	1	10	708	4	—	723	829	705
Imports/exports	3	532	176	2	(4)	709	736	820
Insurance agency commission	354	23	1	27	(1)	404	410	419
Other	1,110	858	2,362	186	(2,147)	2,369	2,082	2,116
Fee income	7,115	3,943	6,269	877	(2,160)	16,044	15,853	15,669
Less: fee expense	(1,917)	(388)	(3,040)	(135)	2,056	(3,424)	(3,042)	(2,892)
Net Fee income	5,198	3,555	3,229	742	(104)	12,620	12,811	12,777

Net Fee income includes $7,522m of fees earned on financial assets that are not at fair value through profit or loss (other than amounts included in determining the effective interest rate) (2017: $7,577m; 2016: $7,732m), $1,682m of fees payable on financial liabilities that are not at fair value through profit of loss (other than amounts included in determining the effective interest rate) (2017: $1,475m; 2016: $1,214m), $3,165m of fees earned on trust and other fiduciary activities (2017: $3,088m; 2016: $2,926m), and $175m of fees payable relating to trust and other fiduciary activities (2017: $134m; 2016: $129m). Comparatives for fees earned on trust and other fiduciary activities have been restated to align with current year treatment.